Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 08, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 10, 2025	Oct. 27, 2025	Jul. 17, 2025
Subsequent Events [Line Items]
Common stock authorized for issuance		43,276,754	91,836,387
Offering price of common stock (in Dollars per share)				$ 1.09
Pre-funded Warrants [Member]
Subsequent Events [Line Items]
Warrants purchase				15,229,358
Warrants exercise price (in Dollars per share)				$ 1.0899
Placement Agent Warrants [Member]
Subsequent Events [Line Items]
Warrants purchase			1,816,513			272,727
Warrants exercise price (in Dollars per share)						$ 1.65
Percentage of placement agent fee		7.00%
Subsequent Event [Member] | RD Purchase Agreement [Member]
Subsequent Events [Line Items]
Stock issuance public offering	1,284,404
Offering price of common stock (in Dollars per share)	$ 1.09
Warrants purchase	1,284,404
Warrants exercise price (in Dollars per share)	$ 1.09
Term of warrant	5 years
Gross proceeds form the offering (in Dollars)	$ 18.0
Net proceeds form the offering (in Dollars)	$ 15.2
Subsequent Event [Member] | Purchase Agreements [Member] | Pre-funded Warrants [Member]
Subsequent Events [Line Items]
Warrants purchase	15,229,358
Warrants exercise price (in Dollars per share)	$ 0.0001
Combined price (in Dollars per share)	$ 1.0899
Subsequent Event [Member] | Purchase Agreements [Member] | Common Warrants [Member]
Subsequent Events [Line Items]
Warrants purchase	15,229,358
Common Stock [Member] | Placement Agent Warrants [Member]
Subsequent Events [Line Items]
Warrants purchase		1,155,963
Warrants exercise price (in Dollars per share)		$ 1.3625
Term of warrant		5 years
Minimum [Member] | Subsequent Event [Member] | 2024 Omnibus Stock Incentive Plan [Member]
Subsequent Events [Line Items]
Common stock authorized for issuance					15,000,000
Maximum [Member] | Subsequent Event [Member] | 2024 Omnibus Stock Incentive Plan [Member]
Subsequent Events [Line Items]
Common stock authorized for issuance					30,000,000